GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	9 Months Ended
Sep. 30, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

Gain on sale of assets and amortization of deferred gains in the three and nine months ended September 30, 2012 and September 30, 2011 are summarized as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net (loss) gain on lease terminations	(500)	—	10,119	(12,548)
(Loss) gain on sale of assets	—	—	(2,109)	9,666
Amortization of deferred gains	3,788	3,787	11,363	7,866
	3,288	3,787	19,373	4,984